Related Parties (Details) - Cukierman & Co. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Success fee related to private placement			$ 33
Retainer fee		12	76
Total		$ 12	$ 76